Convertible Bonds - Cumulative effect of change in balance sheet (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Jan. 01, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Equity
Additional paid-in capital	¥ 107,293,091	$ 15,111,916	¥ 99,250,468
Accumulated other comprehensive income	4,723,760	665,328	3,322,238
Accumulated deficit	¥ 75,118,597	$ 10,580,233	¥ 15,193,035
ASU 2020-06
Liabilities
Convertible bonds					¥ 11,788,907
Equity
Additional paid-in capital					95,340,819
Accumulated other comprehensive income					(2,519,900)
Accumulated deficit					¥ (17,706,533)
Adjustment | ASU 2020-06
Liabilities
Convertible bonds				¥ 2,316,324
Equity
Additional paid-in capital				(3,818,926)
Accumulated other comprehensive income				136,096
Accumulated deficit				1,366,506
Balance at January 1, 2022 | ASU 2020-06
Liabilities
Convertible bonds				14,105,231
Equity
Additional paid-in capital				91,521,893
Accumulated other comprehensive income				(2,383,804)
Accumulated deficit				¥ (16,340,027)